SCHEDULE IV Morgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgages	$ 11,600
Carrying amount of mortgages	11,109
Principal amount of loans subject to delinquent principal or interest	0
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of the period	17,997
Additions	27
New loans	10,300
Reductions	(487)
Foreclosures	(16,728)
Balance, end of the period	11,109
Residential, Columbia City, IN [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed interest rate	7.50%
Face amount of mortgages	1,058
Carrying amount of mortgages	730
Principal amount of loans subject to delinquent principal or interest	0
Residential, Kalamazoo, MI [Member]
Mortgage Loans on Real Estate [Line Items]
Variable interest rate, minimum in range	7.00%
Variable interest rate, maximum in range	7.39%
Face amount of mortgages	242
Carrying amount of mortgages	229
Principal amount of loans subject to delinquent principal or interest	0
Residential, Hermantown, MN [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed interest rate	5.995%
Face amount of mortgages	10,300
Carrying amount of mortgages	10,150
Principal amount of loans subject to delinquent principal or interest	$ 0